INCOME TAXES (Details Narrative) - USD ($)			12 Months Ended
	Dec. 31, 2022	Jun. 12, 2022	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Increase in deferred tax valuation allowance			$ 1,358,700	$ 2,496,500
Federal net operating loss			$ 12,000,000
State net operating loss				$ 12,200,000
Corporate alternative tax	1.00%	15.00%